Offerings - Offering: 1	Mar. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 1,497,345,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,783.34
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933. The registration fee of US$206,783.34 for this offering is being paid out of SEK's SEC account, the current balance of which is US$241,979.72 as of the date hereof. After payment of the registration fee for this offering, US$35,196.38 remains available in SEK's account for future registration fees.